PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 20,095,000	$ 18,149,000
Less accumulated depreciation	13,788,000	13,640,000
Premises and equipment subtotal	6,307,000	4,509,000
Property, Plant and Equipment, Net, Total	8,616,000	6,108,000
Depreciation expense	672,000	781,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	30 years
Premises and equipment	9,559,000	7,614,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	3,216,000	3,243,000
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	5 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	10 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	7,320,000	7,292,000
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	7 years
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 2,309,000	$ 1,599,000